Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 5,017,546	$ 2,586,196	$ (10,692,982)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Allowance for credit losses - accounts receivable	727,747	738,922	(52,789)
(Reversal of) allowance for credit losses - advance to suppliers	(17,223)	49,038	(142,799)
Allowance for credit losses - prepaid expenses and other receivables	798,132	0	0
Allowance for credit losses -financing receivable	2,245,159	0	0
Write off manufacturing rebate receivable	0	0	5,819,059
Share based compensation	0	0	1,840,000
Inventory reserve	0	51,676	359,501
Depreciation expense	291,511	344,852	444,462
Amortization of intangible asset	11,171	8,356	472,140
Change in fair value of convertible note	165,704	0	0
Amortization of right of use assets	144,566	347,127	44,964
Gain from disposal of property, plant and equipment	(472)	(6,291)	(545,844)
Gain on disposal subsidiaries	(3,555,235)	0	0
Contingent liability	0	0	535,389
Changes in operating assets and liabilities:
Accounts receivable	(3,508,140)	673,738	(9,573,463)
Advances to suppliers	1,062,731	1,885,042	3,694,066
Advances to suppliers - related party	0	0	1,550,000
Inventory	(360,064)	43,811	(737,552)
Prepaid expenses and other receivables	38,648	(296,077)	(768,288)
Accounts payable	1,673,800	671,669	(16,266)
Accrued liabilities and other payables	1,106,476	1,560,046	(323,441)
Customer deposits	(389,292)	(1,518,851)	318,875
Lease liabilities	(144,566)	(366,772)	(19,824)
Taxes payable	(47,909)	1,520,519	(295,666)
Net cash provided by (used in) operating activities	5,260,290	8,293,001	(8,090,458)
Cash flows from investing activities
Acquisition of property, plant and equipment	(182,988)	(79,273)	(220,308)
Proceeds from disposal of property, plant and equipment	1,645	35,792	748,612
Additions to intangible assets	(213,170)	(2,692)	(4,220)
Financing receivable	(2,180,970)	(44,953,234)	0
Net cash (used in) provided by investing activities	(2,575,483)	(44,999,407)	524,084
Cash flows from financing activities
Proceeds from loans from third parties	224,521	0	6,917,589
Repayment of loans from third parties	0	(3,151,786)	(310,000)
Bank acceptance notes payable, net of repayment	0	0	(1,772,550)
Cancellation of common stock due to reverse split	0	(4,573)	0
Proceeds from bank loans	0	3,875,478	7,774,800
Repayment of bank loans	(423,675)	(4,618,488)	(8,738,900)
Proceeds from (repayment of) loans from related parties, net	(205,603)	9,071,272	(10,428,196)
Proceeds from convertible note	1,999,990	0	0
Proceeds from issuance of common stock and warrants	5,834,325	10,120,400	19,362,706
Net cash provided by financing activities	7,429,558	15,292,303	12,805,449
Effect of exchange rate changes on cash, restricted cash and cash equivalents	29,356	(3,171,267)	988,502
Net increase (decrease) in cash, restricted cash and cash equivalents	10,143,721	(24,585,370)	6,227,577
Cash, restricted cash and cash equivalents, beginning of year	18,981,511	43,566,881	37,339,304
Cash, restricted cash and cash equivalents, end of year	29,125,232	18,981,511	43,566,881
Supplemental disclosure information:
Income taxes paid	2,290,143	2,590,282	2,278,134
Interest paid	92,181	474,579	265,248
Conversion of convertible note	$ 438,000	$ 0	$ 0